Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2017
Securities borrowed, lent and subject to repurchase agreements
end of	2017	2016
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	70,009	81,513
Deposits paid for securities borrowed	45,337	53,326
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,606	26,106
Deposits received for securities lent	5,890	6,910
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2017	2016
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	70,009	81,513
Deposits paid for securities borrowed	45,337	53,326
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,606	26,106
Deposits received for securities lent	5,890	6,910
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016